Share-Based Payment - Total Share-based Compensation Recognized (Details) - Restricted Stock Units - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total stock-based compensation expense	¥ 134,709	¥ 62,787	¥ 57,735
General and Administrative
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total stock-based compensation expense	87,857	55,804	55,109
Research and Development
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total stock-based compensation expense	42,167	¥ 6,983	¥ 2,626
Selling and Marketing Expenses
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total stock-based compensation expense	4,271
Cost of Revenue
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total stock-based compensation expense	¥ 414